Provisions - Summary of Changes in greenhouse gas emissions rights (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021 kT
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Abstract]
Estimated greenhouse gas emission	17,618